UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23566

Bow River Capital Evergreen Fund

(Exact name of registrant as specified in charter)

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Jeremy Held

Bow River Advisers, LLC

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Name and address of agent for service)

COPIES TO:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (303) 861-8466

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Bow River Capital Evergreen Fund

Semi-Annual Report

September 30, 2023

(Unaudited)

bowriverevergreen.com • 1-888-330-3350

• DISTRIBUTED BY FORESIDE FINANCIAL SERVICES, LLC (MEMBER OF FINRA)

BOW RIVER CAPITAL EVERGREEN FUND
TABLE OF CONTENTS SEPTEMBER 30, 2023

BOW RIVER CAPITAL EVERGREEN FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 81.0%
Co-Investments — 37.4%
Credit — 6.1%
Digital Alpha Solutions Fund, LP, 14.86% (SOFR3M + 9.50% PIK + CSA)[1,2]	Private Credit Co-Investment	$5,090,461
Palmer Square Loan Funding 2021-3, Ltd.[1]	Private Credit Co-Investment	1,296,260
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,2]	Private Credit Co-Investment	5,801,933
Pathstone Family Office, LLC, 12.18% (SOFR1M + 6.75% + CSA, 1.00% Floor), 5/19/2029, principal $3,000,000[1,3]	Private Credit Co-Investment	2,307,584
Planet US Buyer, LLC, 12.12% (SOFR3M + 6.75%, 0.75% Floor), 1/31/2030, principal $3,000,000[1,3]	Private Credit Co-Investment	2,715,278
Polaris Newco, 14.57% (SOFR3M + 9.25%, 1.00% Floor), 6/3/2029, principal $2,000,000[1,3]	Private Credit Co-Investment	1,865,000
Sand Trust Series 21-1A – Class SUB, 10/15/2034[1]	Private Credit Co-Investment	666,058
US Hospitality Publishers, Inc., 12.42% (SOFR3M + 7.00% + CSA, 1.00% Floor), 12/18/2025, principal $2,150,000[1,3]	Private Credit Co-Investment	1,975,229
VCPF III Co-Invest 1-A, LP1,2	Private Credit Co-Investment	2,555,961
		24,273,764

Equity — 31.3%
ACP Hyperdrive Co-Invest, LLC[1,2,4]	Private Equity Co-Investment	2,849,875
AP DSB Co-Invest II, LP1,2,4	Private Equity Co-Investment	3,617,844
Biloxi Co-Investment Partners, LP1,2,4	Private Equity Co-Investment	1,799,016
Butterfly Nourish Co-Invest, LP1,2,4	Private Equity Co-Investment	4,992,607
BW Colson Co-Invest Feeder (Cayman), LP1,2,4	Private Equity Co-Investment	4,352,560
Carlyle Riser Co-Investment, LP1,2,4	Private Equity Co-Investment	5,015,890
Constellation 2022, LP1,2,4	Private Equity Co-Investment	5,571,456
Corsair Amore Investors, LP1,2,4	Private Equity Co-Investment	4,997,553
Coyote 2021, LP1,2,4	Private Equity Co-Investment	7,247,513
DSG Group Holdings, LP1,3,4	Private Equity Co-Investment	7,658,330
Enak Aggregator, LP1,2,4	Private Equity Co-Investment	3,175,768
Falcon Co-Investment Partners, LP1,2,4	Private Equity Co-Investment	2,894,279
ISH Co-Investment Aggregator, LP1,2,4	Private Equity Co-Investment	2,614,697
IvyRehab Holdings, LLC[1,3,4]	Private Equity Co-Investment	8,240,000
OceanSound Partners Co-Invest II, LP – Series B1,2,4,5	Private Equity Co-Investment	6,348,179
OceanSound Partners Co-Invest II, LP – Series E1,2,4	Private Equity Co-Investment	8,355,123
Onex OD Co-Invest, LP1,2,4	Private Equity Co-Investment	5,822,414
Palms Co-Investment Partners, LP1,2,4	Private Equity Co-Investment	3,808,132
Project Stream Co-Invest Fund, LP1,2,4	Private Equity Co-Investment	1,699,721
SANCY SLP[1,2,4]	Private Equity Co-Investment	1,535,273
SEP Hamilton III Aggregator, LP1,2,4	Private Equity Co-Investment	6,585,110
SEP Skyhawk Fund III Aggregator, LP1,2,4	Private Equity Co-Investment	545,353
Silver Lake Strategic Investors VI, LP1,2,4	Private Equity Co-Investment	4,999,970
The Global Atlantic Financial Group, LLC[1,3,4]	Private Equity Co-Investment	4,841,465
Veregy Parent, LLC[1,3,4]	Private Equity Co-Investment	3,083,400
Vistage Equity Investors, LP1,2,4	Private Equity Co-Investment	6,317,215

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 81.0% (continued)
Co-Investments — 37.4% (continued)
Equity — 31.3% (continued)
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	Private Equity Co-Investment	$43,903
WestCap LoanPal Co-Invest 2020, LLC[1,3,4]	Private Equity Co-Investment	3,767,179
Wildcat 21 Co-Invest Fund, LP1,2,4	Private Equity Co-Investment	2,589,112
		125,368,937
Total Co-Investments (Cost $119,933,024)		149,642,701

Primary Funds — 16.4%
Credit — 2.3%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,2,4]	Private Credit Primary	1,058,992
Coller Credit Opportunities I – B, LP1,2	Private Credit Primary	2,514,796
Lynx EBO Fund I (A), LLC[1,2,4]	Private Credit Primary	243,747
Onex Structured Credit Opportunities International Fund I, LLC[1,2]	Private Credit Primary	1,626,048
TKO Fund[1,2,4]	Private Credit Primary	3,702,685
		9,146,268

Equity — 14.1%
Avista Capital Partners V, LP1,2,4	Private Equity Primary	4,891,248
EnCap Energy Transition Fund 1-A, LP1,2,4	Private Equity Primary	3,371,440
Ethos Capital Investments, LP1,3,4	Private Equity Primary	4,281,803
FFL Capital Partners V, LP1,2,4	Private Equity Primary	5,954,391
Grain Spectrum Holdings III (Cayman), LP1,2,4	Private Equity Primary	3,526,566
ICG LP Secondaries Fund I, LP1,3,4	Private Equity Primary	3,343,667
OceanSound Partners Fund, LP1,2,4	Private Equity Primary	5,101,256
Overbay Fund XIV Offshore, LP1,2,4	Private Equity Primary	2,019,387
Sheridan Capital Partners Fund III, LP1,2,4	Private Equity Primary	959,048
Sumeru Equity Partners Fund III, LP1,2,4	Private Equity Primary	2,701,778
Sumeru Equity Partners Fund IV, LP1,2,4	Private Equity Primary	1,076,741
WestCap Strategic Operator Fund II, LP1,2,4	Private Equity Primary	4,296,533
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Primary	7,897,105
Whitehorse Liquidity Partners IV, LP1,2,4	Private Equity Primary	3,738,192
Whitehorse Liquidity Partners V, LP1,2,4	Private Equity Primary	3,298,065
		56,457,220
Total Primary Funds (Cost $45,046,508)		65,603,488

Private Investment Funds — 8.5%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	Private Credit Primary	4,979,371
Post Limited Term High Yield Fund, LP1,2,4	Alternative Strategy Short Duration High Yield	6,178,310
RenaissanceRe Medici Fund, Ltd.[1,2,4]	Alternative Strategy Insurance Linked Securities	7,571,971
Ruffer Absolute Institutional, Ltd.[1,2,4]	Alternative Strategy Global Macro	4,748,895

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 81.0% (continued)
Private Investment Funds — 8.5% (continued)
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,2,4]	Alternative Strategy Long/Short Carry Neutral	$4,948,909
Voloridge Fund, LP1,2,4	Alternative Strategy Quant Market Neutral	5,569,640
Total Private Investment Funds (Cost $32,887,485)		33,997,096

Secondary Funds — 18.7%
Credit — 6.7%
AG DLI IV (Unlevered), LP1,2,4	Private Credit Secondary	11,246,365
BRCE SPV I, LLC[1,3,4]	Private Credit Secondary	252,953
Coller Credit Opportunities I – Annex I, SLP[1,2]	Private Credit Secondary	3,141,219
CRG Partners III – Parallel Fund (A), LP1,2,4	Private Credit Secondary	3,567,656
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP1,3,4	Private Credit Secondary	8,554,860
		26,763,053

Equity — 12.0%
Adams Street 2009 Direct Fund, LP1,2,4	Private Equity Secondary	25,799
Adams Street 2010 Direct Fund, LP1,2,4	Private Equity Secondary	29,456
Adams Street 2011 Direct Fund, LP1,2,4	Private Equity Secondary	42,798
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	137,395
Adams Street 2011 U.S. Fund, LP1,2,4	Private Equity Secondary	285,271
Adams Street 2013 Global Fund, LP1,2,4	Private Equity Secondary	1,800,219
Adams Street 2014 Global Fund, LP1,2,4	Private Equity Secondary	1,016,187
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	112,226
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,4	Private Equity Secondary	233,149
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	112,137
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,4	Private Equity Secondary	263,450
Altor Fund IV (No. 1) AB1,2,4	Private Equity Secondary	5,542,372
ASP (Feeder) 2017 Global Fund, LP1,2,4	Private Equity Secondary	1,185,269
Coller International Partners VI Feeder Fund, LP – Class A1,2,4	Private Equity Secondary	869,540
Coller International Partners VII Feeder Fund, LP – Series B1,2,4	Private Equity Secondary	1,689,160
Forrest Holdings I, LP – Class A1,2,4	Private Equity Secondary	1,361
Forrest Holdings I, LP – Class B1,2,4	Private Equity Secondary	19,051
Global Infrastructure Partners II-C, LP1,2,4	Private Equity Secondary	1,207,397
Graphite Capital Partners VIII D, LP1,3,4	Private Equity Secondary	4,862,732
ICG Ludgate Hill IV-A Leopard, LP1,3,4	Private Equity Secondary	5,469,738
KH Aggregator, LP1,2,4	Private Equity Secondary	4,428,026
Onex Fund V, LP1,2,4	Private Equity Secondary	6,788,858
Overbay Fund XIV (AIV III), LP1,2,4	Private Equity Secondary	1,825,450
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	Private Equity Secondary	3,295,801
Porcupine Holdings, LP – Class A1,2,4	Private Equity Secondary	2,890,732

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 81.0% (continued)
Secondary Funds — 18.7% (continued)
Equity — 12.0% (continued)
Porcupine Holdings, LP – Class B1,2,4	Private Equity Secondary	$2,419,029
SEP Hamilton, LP1,3,4	Private Equity Secondary	1,348,823
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Secondary	108,280
		48,009,706
Total Secondary Funds (Cost $50,320,452)		74,772,759

Total Private Investments (Cost $248,187,469)		324,016,044

U.S. Treasury Bills — 11.2%
United States Treasury Bill, 4.84% OID, 10/26/2023, principal $30,377,000		29,999,650
United States Treasury Bill, 4.98% OID, 11/16/2023, principal $15,189,000		14,999,230
Total U.S. Treasury Bills (Cost $44,998,880)		44,998,880

Short-Term Investments — 8.8%
Goldman Sachs Financial Square Government Fund – Institutional Class, 5.16%, shares 5,200,188[6]		5,200,188
UMB Money Market Fiduciary, 0.01%, shares 11,037,650[6,7]		11,037,650
UMB Money Market Special, 5.18%, shares 18,689,655[6,7]		18,689,655
Total Short-Term Investments (Cost $34,927,493)		34,927,493

Total Investments (Cost $328,113,842) — 101.0%		$403,942,417
Liabilities in excess of other assets — (1.0%)		(3,843,600)
Net Assets — 100%		$400,098,817

CSA — Credit Spread Adjustment

LLC — Limited Liability Company

LP — Limited Partnership

OID — Original Issue Discount

PIK — Payment In Kind

RAIF — Reserved Alternative Investment Fund

SCSp — Special Limited Partnership

SLP — Special Limited Partnership

SOFR1M — One Month Average Secured Overnight Financing Rate

SOFR3M — Three Month Average Secured Overnight Financing Rate

1       Restricted security. The total value of these securities is $324,016,044, which represents 81.0% of total net assets of the Fund. Please refer to Note 7 in the Notes to the Financial Statements.

2       Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient. Please see Note 3 in the Notes to the Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

3       Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $72,573,426, which represents 18.1% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

4       Non-income producing.

5       Affiliated investment for which ownership exceeds 5% of the investment’s capital. Please refer to Note 6 in the Notes to the Financial Statements.

6       Rate disclosed represents the seven day yield as of the Fund’s period end.

7       The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On September 30, 2023, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount		Value	Unrealized Depreciation
				Buy	Sell
December 29, 2023	Bannockburn Global Forex, LLC	USD	EUR	$2,113,400	EUR 2,000,000	$2,122,758	$(9,358)
							$(9,358)

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
SUMMARY OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)
Security Type/Geographic Region	Percent of Total Net Assets
Private Investments
North America	63.9%
Global	10.7%
Europe	6.4%
Total Private Investments	81.0%
U.S. Treasury Bills	11.2%
Short-Term Investments	8.8%
Total Investments	101.0%
Liabilities in excess of other assets	-1.0%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2023 (UNAUDITED)
Assets:
Unaffiliated investments, at fair value (cost $244,290,201)	$314,372,064
Short-term investments, at fair value (cost $79,926,373)	79,926,373
Affiliated investments, at fair value (cost $3,897,268)	9,643,980
Investments paid in advance, at fair value (cost $7,143,151)	7,052,238
Interest receivable	676,527
Investment proceeds receivable	171,213
Prepaid expenses	145,064
Cash	116,404
Total Assets	412,103,863

Liabilities:
Unrealized depreciation on forward foreign currency contracts	9,358
Payables
Shareholder subscriptions received in advance	11,037,650
Net Investment management fee and expense recoupment	716,202
Professional fees	173,062
Other accrued liabilities	35,322
Accounting and administration fees	28,431
Distribution and service fees	5,021
Total Liabilities	12,005,046
Commitments and contingencies (Note 9)

Net Assets	$400,098,817

Composition of Net Assets:
Paid-in capital	$338,550,315
Total distributable earnings	61,548,502
Net Assets	$400,098,817

Net Assets Attributable to:
Class I Shares	$375,674,446
Class II Shares	24,424,371
$400,098,817

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, 100,000 shares registered; par value of $0.001):
Class I Shares	8,965,808
Class II Shares	585,452
9,551,260

Net Asset Value per Share[1]:
Class I Shares	$41.90
Class II Shares	41.72

1        Each share class is subject to an early repurchase fee of 2.00% on any shares sold within 365 days of purchase.

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income:
Interest income from unaffiliated investments	$3,085,187
Total Investment Income	3,085,187

Expenses:
Investment management fee (Note 5)	3,284,655
Accounting and administration fees	161,504
Audit and tax fees	99,037
Legal fees	89,532
Other fees	79,233
Pricing Fees	70,906
Trustee fees (Note 5)	62,500
Transfer agent fees	60,000
Chief Compliance Officer and Chief Financial Officer fees (Note 5)	55,029
Interest Expense	39,973
Distribution and service fees (Class II)	31,267
Custody fees	27,499
Total Expenses Before Recoupment	4,061,135
Fund expenses recouped by the Adviser (Note 5)	234,284
Net Expenses	4,295,419
Net Investment Loss	(1,210,232)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Unaffiliated investments	1,224,357
Affiliated investments	205,518
Foreign currency transactions	(12,235)
Forward foreign currency contracts	38,350
Total net realized gain	1,455,990
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	14,265,152
Affiliated investments	115,427
Investments paid in advance	(90,913)
Forward foreign currency contracts	(21,878)
Total net change in unrealized appreciation	14,267,788

Net Realized and Unrealized Gain	15,723,778

Net Increase in Net Assets from Operations	$14,513,546

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023
Net Increase in Net Assets from:
Operations:
Net investment loss	$(1,210,232)	$(3,743,856)
Net realized gain	1,455,990	2,584,748
Net change in unrealized appreciation	14,267,788	11,903,979
Net Increase in Net Assets Resulting from Operations	14,513,546	10,744,871

Distributions to Shareholders:
Distributions:
Class I	—	(7,818,326)
Class II	—	(647,048)
Net Decrease in Net Assets from Distributions to Shareholders	—	(8,465,374)

Capital Transactions:
Proceeds from shares sold:
Class I	54,417,196	101,446,819
Class II	1,412,241	18,222,387
Reinvestment of distributions:
Class I	—	6,076,353
Class II	—	207,174
Cost of shares repurchased:
Class I1	(7,646,471)	(9,170,783)
Class II2	(2,217,627)	(728,873)
Net Increase in Net Assets from Capital Transactions	45,965,339	116,053,077

Total Net Increase in Net Assets	60,478,885	118,332,574

Net Assets
Beginning of period	339,619,932	221,287,358
End of period	$400,098,817	$339,619,932

Capital Share Transactions:
Shares sold:
Class I	1,332,518	2,551,057
Class II	34,602	457,545
Shares issued in reinvestment of distributions:
Class I	—	154,273
Class II	—	5,273
Shares redeemed:
Class I	(184,091)	(229,544)
Class II	(53,110)	(18,277)
Net Increase in Capital Shares Outstanding	1,129,919	2,920,327

1        Net of allocated repurchase fees of $20,612 and $33,030, respectively.

2        Net of allocated repurchase fees of $1,470 and $2,462, respectively.

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Cash Flows from Operating Activities
Net increase in net assets from operations	$14,513,546
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(1,429,875)
Net realized loss from foreign currency transactions	12,235
Net realized gain from foreign currency contracts	(38,350)
Net change in unrealized appreciation from investments	(14,380,579)
Net change in unrealized depreciation from investments paid in advance	90,913
Net change in unrealized depreciation from foreign currency contracts	21,878
Purchases of investments	(55,252,062)
Sales of investments	15,405,945
Sales of short term investments, net	5,045,852
(Increase)/Decrease in Assets:
Interest receivable	(361,443)
Prepaid expenses	(30,725)
Unrealized appreciation on forward foreign currency contracts	12,520
Investment proceeds receivable	(171,213)
Investments paid in advance, at cost	(7,143,151)
Increase/(Decrease) in Liabilities:
Unrealized depreciation on forward foreign currency contracts	9,358
Net Investment management fee and expense recoupment	189,490
Distribution and service fees	(140)
Professional fees	(75,666)
Accounting and administration fees	(5,087)
Other accrued liabilities	35,322
Net Cash Used in Operating Activities	(43,551,232)

Cash Flows from Financing Activities
Proceeds from shares sold	57,311,020
Payments for shares repurchased, net of repurchase fees	(13,683,210)
Net Cash Provided by Financing Activities	43,627,810

Effects of foreign currency exchange rate changes in cash	4,237

Net increase in cash	80,815

Cash at beginning of period	35,589
Cash denominated in foreign currencies at beginning of period	—
Total cash and cash equivalents at beginning of period	35,589

Cash at end of period	116,404
Cash denominated in foreign currencies at end of period	—
Total cash at end of period	$116,404

Supplemental disclosure of non-cash activity
Reinvestment of distributions from underlying investments	$427,253

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
FINANCIAL HIGHLIGHTS CLASS I SHARES

Per share operating performance.
For a capital share outstanding throughout each period.

	For the six months ended September 30, 2023 (Unaudited)[1]	For the year ended March 31, 2023[1]	For the year ended March 31, 2022[1]	For the period ended March 31, 2021[1,2]
Net Asset Value, beginning of period	$40.34	$40.23	$33.42	$30.86
Income from Investment Operations:
Net investment loss[3]	(0.13)	(0.52)	(0.63)	(0.13)
Net realized and unrealized gain on investments	1.69	1.76	7.71	2.69
Total from investment operations	1.56	1.24	7.08	2.56

Distributions to investors:
From net realized gain	—	(1.14)	(0.27)	—
Total distributions to investors	—	(1.14)	(0.27)	—
Redemption Fees[3]:	0.00[4]	0.01	—	—
Net Asset Value, end of period	$41.90	$40.34	$40.23	$33.42

Total Return[5]	3.87%[6]	3.17%	21.23%	8.30%[6]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$375,674	$315,333	$214,878	$95,904

Net investment loss[7]	(0.63)%	(1.31)%	(1.73)%	(1.71)%[8]

Gross expenses inclusive of interest expense[7,9]	2.15%[8]	2.20%	2.42%	3.06%[10]
Net expenses inclusive of interest expense[7,11]	2.27%[8]	2.27%	2.26%	2.25%[8]

Gross expenses exclusive of interest expense[7,9]	2.13%[8]	2.18%	2.41%	3.06%[10]
Net expenses exclusive of interest expense[7,11]	2.25%[8]	2.25%	2.25%	2.25%[8]

Portfolio Turnover Rate	5%[6]	13%	19%	21%[6]

Borrowings – Revolving Credit Facility	$—	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[12]	—	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable	Not Applicable

1        Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

2        Reflects operations for the period January 1, 2021 (commencement of operations) through March 31, 2021. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

3        Per share data is computed using the average shares method.

4        Redemption fees consisted of per share amounts of less than $0.01.

5        Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

6        Not annualized for periods less than one year.

7        The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2023, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

8        Annualized.

9        Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.

10       Annualized, with the exception of non-recurring organizational costs.

11       Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by Bow River Advisers, LLC (the “Adviser”) (Note 5).

12       Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.
See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
FINANCIAL HIGHLIGHTS CLASS II SHARES

Per share operating performance.
For a capital share outstanding throughout each period.

	For the six months ended September 30, 2023 (Unaudited)[1]	For the year ended March 31, 2023[1]	For the period ended March 31, 2022[1,2]
Net Asset Value, beginning of period	$40.21	$40.20	$38.33
Income from Investment Operations:
Net investment loss[3]	(0.18)	(0.62)	(0.14)
Net realized and unrealized gain on investments	1.69	1.76	2.01
Total from investment operations	1.51	1.14	1.87

Distributions to investors:
From net realized gain	—	(1.14)	—
Total distributions to investors	—	(1.14)	—
Redemption Fees[3]:	0.00[4]	0.01	—
Net Asset Value, end of period	$41.72	$40.21	$40.20

Total Return[5]	3.76%[6]	2.92%	4.88%[6]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$24,424	$24,287	$6,409

Net investment loss[7,8]	(0.88)%	(1.56)%	(1.71)%

Gross expenses inclusive of interest expense[7,9]	2.40%[8]	2.45%	2.67%[8]
Net expenses inclusive of interest expense[7,10]	2.52%[8]	2.52%	2.51%[8]

Gross expenses exclusive of interest expense[7,9]	2.38%[8]	2.43%	2.66%[8]
Net expenses exclusive of interest expense[7,10]	2.50%[8]	2.50%	2.50%[8]

Portfolio Turnover Rate	5%[6]	13%	19%[11]

Borrowings – Revolving Credit Facility	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[12]	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable

1        Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

2        Reflects operations for the period January 3, 2022 (commencement of operations) through March 31, 2022.

3        Per share data is computed using the average shares method.

4        Redemption fees consisted of per share amounts of less than $0.01.

5        Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

6        Not annualized for periods less than one year.

7        The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2023, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

8        Annualized.

9        Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.

10       Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by the Adviser (Note 5).

11       The portfolio turnover rate is calculated at the Fund level. The percentage listed was calculated for the year ended March 31, 2022.

12       Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.

See accompanying Notes to Financial Statements.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

Bow River Capital Evergreen Fund (the “Fund”) was organized as a Delaware statutory trust on April 21, 2020 and commenced operations on January 1, 2021 following the reorganization of the Bow River Capital Evergreen Private Equity Fund, LP (the “Predecessor Fund”) with and into Class I shares of the Fund, which was effective as of the close of business on December 31, 2020. The Fund currently offers two classes of shares: Class I Shares and Class II Shares (“Shares”). Class II Shares commenced operations on January 3, 2022. The Fund is a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund is available to “accredited investors” within the meaning of Rule 501 under the Security Act of 1933, as amended.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a broad portfolio of private equity investments that provide attractive risk-adjusted return potential. The Fund will seek to achieve its investment objective through broad exposure to private equity, private credit, and semi-liquid or listed investments, that may include: (i) direct investments; (ii) secondary investments; (iii) private credit instruments; (iv) primary fund commitments; (v) direct or secondary purchases of liquid credit instruments; (vi) other liquid investments; and (vii) short-term investments.

Bow River Advisers, LLC, an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Aksia CA LLC, an investment adviser registered under the Advisers Act, serves as a non-discretionary investment consultant to the Adviser with respect to the Fund. The Fund’s Board of Trustees (the “Board”) has the overall responsibility for the management and supervision of the business operations of the Fund. The Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The presentation of the financial statements are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 5).

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and average cost for the Fund’s private investments for both financial statement and federal income tax purposes.

Distributions to Shareholders — Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Valuation — The Fund will calculate its net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange on the last business day of each calendar week, each business day for the five business days preceding a repurchase request deadline (at such specific time set by the Board), each date that a Share is offered or repurchased, as of the date of any distribution and at such other

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund will value its investments as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

The Board has approved valuation procedures (“Valuation Procedures”) for the Fund and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser (“Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with FASB’s ASC Topic 820 — Fair Value Measurements and Disclosures.

Securities that are publicly traded on a U.S. national securities exchange or any foreign stock exchange and for which a quoted market exists will be valued at the closing price of such securities based on their respective market. The money market demand accounts are priced at cost and are generally classified as Level 1 investments.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Designee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith by the Valuation Designee. In determining the fair values of these investments, the Valuation Designee will typically apply widely recognized valuation methodologies including, but not limited to, income approach, market approach, cost approach, discounted cash flow methods and third-party valuations. In order to determine a fair value, these methods are applied to the latest information as of the Determination Date provided by the underlying portfolio companies or other business counterparties, to the extent that such information is available and deemed reliable.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Primary and Secondary Fund Investments

Primary investments are commitments to new private equity, private credit, or other private funds. Secondary investments are purchases of existing interests that are acquired on the secondary market. Primary or secondary investments in private funds are generally valued based on the latest NAV reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of an investment in a private fund based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in private funds, their estimated values may differ significantly from the values that would have been used had a ready market for the private funds existed, and the differences could be material. New purchases of primary or secondary investments in private funds will be valued at acquisition cost initially until a NAV is provided by the third-party fund manager or General Partner. The Fund will review any cash flows since the reference date of the last NAV for a private fund received by the Fund from a third-party manager (“Portfolio Fund Manager”) until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such secondary purchases of interests in closed-end private funds (“Portfolio Funds”), the Valuation Designee may also track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private fund which is reasonably available at the time the Fund values its investments. Portfolio Funds’ Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly or quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Valuation Designee will consider such information and may

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Designee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above.

Co-Investments

Co-Investments are minority investments in a company made by investors alongside a private equity fund manager or venture capital firm. Co-Investments in private equity funds may be valued based on the latest NAV reported by the third-party fund manager or General Partner. In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow and market data from third party pricing services and makes assumptions that are based on market conditions existing at the end of each reporting period. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for risk management (i.e. hedging purposes). All foreign currency exchange contracts are market-to-market at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes — The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2023. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Shareholder Subscriptions — Shareholder subscriptions received in advance are comprised of cash received on or prior to September 30, 2023 for which shares are issued on October 1, 2023. Shareholder subscriptions received in advance do not participate in the earnings of the Fund until shares are issued.

3. Fair Value Disclosures

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

•        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•        Level 3 — significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Private investments that are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of September 30, 2023:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Private Investments**	$249,480,300	$—	$1,962,318	$72,573,426	$324,016,044
U.S. Treasury Bills	—	—	44,998,880	—	44,998,880
Short-Term Investments	—	34,927,493	—	—	34,927,493
Total	$249,480,300	$34,927,493	$46,961,198	$72,573,426	$403,942,417

*        Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**      All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

The following is a summary of valuation inputs used to measure the Fund’s other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of September 30, 2023:

Type	Level 1	Level 2	Level 3	Total
Forward foreign currency contracts	$—	$(9,358)	$—	$(9,358)
	$—	$(9,358)	$—	$(9,358)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance April 1, 2023	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Contributions	Sales or Distributions	Net realized gain	Change in net unrealized appreciation	Ending balance September 30, 2023
Private Investments	$50,031,407	$33,654,756	$(5,972,067)	$277,274	$(6,417,838)	$928,510	$71,384	$72,573,426

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of September 30, 2023 is $757,269.

Transfers into Level 3 during the period represent investments being valued by management using unobservable inputs as an adjustment to reported fair values. Transfers out of Level 3 during the period represent investments that are being measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient and/or being valued using observable market data.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2023:

Level 3 Investments	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Inputs	Range of Inputs/Discount Rate/Price	Impact to Valuation from an Increase in Input
Credit Co-Investments
Pathstone Family Office, LLC	$2,307,584	Income approach	Discount rate	11.44% – 12.44%	Decrease
Planet US Buyer, LLC	$2,715,278	Income approach	Discount rate	10.82% – 11.82%	Decrease
Polaris Newco	$1,865,000	Income approach	Discount rate	14.19% – 14.94%	Decrease
US Hospitality Publishers, Inc.	$1,975,229	Income approach	Discount rate	11.98% – 12.98%	Decrease
Equity Co-Investments
DSG Group Holdings, LP	$7,658,330	Market approach	Adjusted EBITDA multiple	11.00x	Increase
IvyRehab Holdings, LLC	$8,240,000	Market approach	General Partner Net Asset Value	Not Applicable	Increase
The Global Atlantic Financial Group, LLC	$4,841,465	Market approach	Net Book Value	Not Applicable	Increase
Veregy Parent, LLC	$3,083,400	Market approach	Adjusted EBITDA multiple	9.00x – 18.70x	Increase
Westcap Loanpal Co-Invest 2020, LLC*	$3,767,179	Income approach	Discount rate	31.00%	Decrease
		Market approach	Adjusted EBITDA multiple	8.33x – 31.42x	Increase
Equity Primary Funds
Ethos Capital Investments, LP	$4,281,803	Market approach	General Partner Net Asset Value	Not Applicable	Increase
ICG LP Secondaries Fund I, LP	$3,343,667	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Westcap Strategic Operator US Feeder Fund, LP	$7,897,105	Market approach	General Partner Net Asset Value	Not Applicable	Increase
		Income approach	Discount rate	1.77%	Decrease
Credit Secondary Funds
BRCE SPV I, LLC	$252,953	Market approach	General Partner Net Asset Value	Not Applicable	Increase
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP**	$8,554,860	Transaction Price	Not Applicable	Not Applicable	Increase
		Market approach	General Partner Net Asset Value	Not Applicable	Increase
Equity Secondary Funds
Graphite Capital Partners VIII D, LP	$4,862,732	Market approach	General Partner Net Asset Value	Not Applicable	Increase
ICG Ludgate Hill IV-A Leopard, LP	$5,469,738	Market approach	General Partner Net Asset Value	Not Applicable	Increase
SEP Hamilton, LP	$1,348,823	Transaction Price	Not Applicable	Not Applicable	Increase
Westcap Strategic Operator US Feeder Fund, LP	$108,280	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Total Level 3 Investments	$72,573,426

*        Weighted allocations of Income Approach and Market Approach were 40% and 60%, respectively.

**      Weighted allocations of Transaction Price and Market Approach were 15% and 85%, respectively.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

The following is the fair value measurement of investments that are measured at the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
ACP Hyperdrive Co-Invest, LLC	Private Equity Co-Investment	$2,849,875	$—	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2009 Direct Fund, LP	Private Equity Secondary	25,799	1,762	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2010 Direct Fund, LP	Private Equity Secondary	29,456	3,471	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2011 Direct Fund, LP	Private Equity Secondary	42,798	6,666	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	Private Equity Secondary	137,395	42,587	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2011 U.S. Fund, LP	Private Equity Secondary	285,271	58,073	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2013 Global Fund, LP	Private Equity Secondary	1,800,219	134,811	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2014 Global Fund, LP	Private Equity Secondary	1,016,187	69,822	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	Private Equity Secondary	112,226	29,504	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2009 U.S. Fund, LP	Private Equity Secondary	233,149	36,490	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	Private Equity Secondary	112,137	26,567	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2010 U.S. Fund, LP	Private Equity Secondary	263,450	52,955	Subject to GP Consent	Not Applicable	Not Applicable
AG DLI IV (Unlevered), LP	Private Credit Secondary	11,246,365	1,712,605	Subject to GP Consent	Not Applicable	Not Applicable
Altor Fund IV (No. 1) AB	Private Equity Secondary	5,542,372	1,764,009	Subject to GP Consent	Not Applicable	Not Applicable
AP DSB Co-Invest II, LP	Private Equity Co-Investment	3,617,844	1,975,216	Subject to GP Consent	Not Applicable	Not Applicable
Ashgrove Specialty Lending Fund I SCSp RAIF	Private Credit Primary	1,058,992	1,022,896	Subject to GP Consent	Not Applicable	Not Applicable
ASP (Feeder) 2017 Global Fund, LP	Private Equity Secondary	1,185,269	179,185	Subject to GP Consent	Not Applicable	Not Applicable
Avista Capital Partners V, LP	Private Equity Primary	4,891,248	112,052	Subject to GP Consent	Not Applicable	Not Applicable
Biloxi Co-Investment Partners, LP	Private Equity Co-Investment	1,799,016	544,438	Subject to GP Consent	Not Applicable	Not Applicable
Butterfly Nourish Co-Invest, LP	Private Equity Co-Investment	4,992,607	—	Subject to GP Consent	Not Applicable	Not Applicable
BW Colson Co-Invest Feeder (Cayman), LP	Private Equity Co-Investment	4,352,560	—	Subject to GP Consent	Not Applicable	Not Applicable
Carlyle Riser Co-Investment, LP	Private Equity Co-Investment	5,015,890	672,988	Subject to GP Consent	Not Applicable	Not Applicable
Coller Credit Opportunities I – Annex I, SLP	Private Credit Secondary	3,141,219	1,126,133	Subject to GP Consent	Not Applicable	Not Applicable
Coller Credit Opportunities I – B, LP	Private Credit Primary	2,514,796	2,813,423	Subject to GP Consent	Not Applicable	Not Applicable
Coller International Partners VI Feeder Fund, LP – Class A	Private Equity Secondary	869,540	1,943,901	Subject to GP Consent	Not Applicable	Not Applicable
Coller International Partners VII Feeder Fund, LP – Series B	Private Equity Secondary	1,689,161	1,244,187	Subject to GP Consent	Not Applicable	Not Applicable

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Constellation 2022, LP	Private Equity Co-Investment	$5,571,456	$—	Subject to GP Consent	Not Applicable	Not Applicable
Corsair Amore Investors, LP	Private Equity Co-Investment	4,997,553	—	Subject to GP Consent	Not Applicable	Not Applicable
Coyote 2021, LP	Private Equity Co-Investment	7,247,513	393,771	Subject to GP Consent	Not Applicable	Not Applicable
CRG Partners III – Parallel Fund (A), LP	Private Credit Secondary	3,567,656	2,912,892	Subject to GP Consent	Not Applicable	Not Applicable
Digital Alpha Solutions Fund, LP	Private Credit Co-Investment	5,090,461	393,968	Subject to GP Consent	Not Applicable	Not Applicable
Enak Aggregator, LP	Private Equity Co-Investment	3,175,768	—	Subject to GP Consent	Not Applicable	Not Applicable
EnCap Energy Transition Fund 1-A, LP	Private Equity Primary	3,371,440	1,329,618	Subject to GP Consent	Not Applicable	Not Applicable
Falcon Co-Investment Partners, LP	Private Equity Co-Investment	2,894,279	1,101,449	Subject to GP Consent	Not Applicable	Not Applicable
FFL Capital Partners V, LP	Private Equity Primary	5,954,391	3,238,772	Subject to GP Consent	Not Applicable	Not Applicable
Forrest Holdings I, LP – Class A	Private Equity Secondary	1,361	1,263,959	Subject to GP Consent	Not Applicable	Not Applicable
Forrest Holdings I, LP – Class B	Private Equity Secondary	19,051	—	Subject to GP Consent	Not Applicable	Not Applicable
Global Infrastructure Partners II-C, LP	Private Equity Secondary	1,207,397	229,867	Subject to GP Consent	Not Applicable	Not Applicable
Grain Spectrum Holdings III (Cayman), LP	Private Equity Primary	3,526,566	333,123	Subject to GP Consent	Not Applicable	Not Applicable
ISH Co-Investment Aggregator, LP	Private Equity Co-Investment	2,614,697	692,308	Subject to GP Consent	Not Applicable	Not Applicable
KH Aggregator, LP	Private Equity Secondary	4,428,026	—	Subject to GP Consent	Not Applicable	Not Applicable
Lynx EBO Fund I (A), LLC	Private Credit Primary	243,747	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Co-Invest II, LP – Series B	Private Equity Co-Investment	6,348,179	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Co-Invest II, LP – Series E	Private Equity Co-Investment	8,355,123	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Fund, LP	Private Equity Primary	5,101,256	556,101	Subject to GP Consent	Not Applicable	Not Applicable
Onex Fund V, LP	Private Equity Secondary	6,788,858	1,514,834	Subject to GP Consent	Not Applicable	Not Applicable
Onex OD Co-Invest, LP	Private Equity Co-Investment	5,822,414	—	Subject to GP Consent	Not Applicable	Not Applicable
Onex Structured Credit Opportunities International Fund I, LLC	Private Credit Primary	1,626,048	284,515	Subject to GP Consent	Not Applicable	Not Applicable
Overbay Fund XIV (AIV III), LP	Private Equity Secondary	1,825,450	170,407	Subject to GP Consent	Not Applicable	Not Applicable
Overbay Fund XIV Offshore (AIV), LP	Private Equity Secondary	3,295,801	579,387	Subject to GP Consent	Not Applicable	Not Applicable
Overbay Fund XIV Offshore, LP	Private Equity Primary	2,019,387	16,715	Subject to GP Consent	Not Applicable	Not Applicable
Palms Co-Investment Partners, LP	Private Equity Co-Investment	3,808,132	190,039	Subject to GP Consent	Not Applicable	Not Applicable
PARIOU SLP	Private Credit Co-Investment	5,801,933	21,821	Subject to GP Consent	Not Applicable	Not Applicable

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
PIMCO DSCO Fund II Offshore Feeder, LP	Private Credit Primary	$4,979,371	$—	Quarterly	60 days	One Year
Porcupine Holdings, LP – Class A	Private Equity Secondary	2,890,732	2,075,472	Subject to GP Consent	Not Applicable	Not Applicable
Porcupine Holdings, LP – Class B	Private Equity Secondary	2,419,029	—	Subject to GP Consent	Not Applicable	Not Applicable
Post Limited Term High Yield Fund, LP	Alternative Strategy_Short Duration High Yield	6,178,310	—	Monthly	30 days	Not Applicable
Project Stream Co-Invest Fund, LP	Private Equity Co-Investment	1,699,721	—	Subject to GP Consent	Not Applicable	Not Applicable
RenaissanceRe Medici Fund Ltd.	Alternative Strategy_Insurance Linked Securities	7,571,971	—	Monthly	30 days	Not Applicable
Ruffer Absolute Institutional, Ltd.	Alternative Strategy_Global Macro	4,748,895	—	Subject to GP Consent	Not Applicable	Not Applicable
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	Alternative Strategy_Long/Short Carry Neutral	4,948,909	—	Monthly	35 days	6 months
SANCY SLP	Private Equity Co-Investment	1,535,273	21,821	Subject to GP Consent	Not Applicable	Not Applicable
SEP Hamilton III Aggregator, LP	Private Equity Co-Investment	6,585,110	—	Subject to GP Consent	Not Applicable	Not Applicable
SEP Hamilton III Aggregator, LP	Private Equity Co-Investment	545,353	—	Subject to GP Consent	Not Applicable	Not Applicable
Sheridan Capital Partners Fund III, LP	Private Equity Primary	959,048	3,900,670	Subject to GP Consent	Not Applicable	Not Applicable
Silver Lake Strategic Investors VI, LP	Private Equity Co-Investment	4,999,970	—	Subject to GP Consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund III, LP	Private Equity Primary	2,701,778	303,094	Subject to GP Consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund IV, LP	Private Equity Primary	1,076,741	2,820,534	Subject to GP Consent	Not Applicable	Not Applicable
TKO Fund	Private Credit Primary	3,702,685	1,817,456	Subject to GP Consent	Not Applicable	Not Applicable
VCPF III Co-Invest 1-A, LP	Private Credit Co-Investment	2,555,961	—	Subject to GP Consent	Not Applicable	Not Applicable
Vistage Equity Investors, LP	Private Equity Co-Investment	6,317,215	—	Subject to GP Consent	Not Applicable	Not Applicable
Voloridge Fund, LP	Alternative Strategy_Quant Market Neutral	5,569,640	—	Monthly	90 days	Not Applicable
WestCap Cerebral Co-Invest 2021, LLC	Private Equity Co-Investment	43,903	—	Subject to GP Consent	Not Applicable	Not Applicable
WestCap Strategic Operator Fund II, LP	Private Equity Primary	4,296,533	1,658,152	Subject to GP Consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners IV, LP	Private Equity Primary	3,738,192	1,542,500	Subject to GP Consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners V, LP	Private Equity Primary	3,298,064	4,992,579	Subject to GP Consent	Not Applicable	Not Applicable
Wildcat 21 Co-Invest Fund, LP	Private Equity Co-Investment	2,589,112	—	Subject to GP Consent	Not Applicable	Not Applicable
		$249,480,300	$49,929,565

*        Refer to the Schedule of Investments for industry classifications of individual securities.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2023 were $55,252,062 and $15,405,945, respectively.

5. Investment Management and Other Agreements

Pursuant to an Investment Management Agreement, the Fund will pay the Adviser a monthly investment management fee (the “Investment Management Fee”) in consideration of the advisory services provided by the Adviser to the Fund. The Investment Management Fee is equal to 1.75% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month. During the six months ended September 30, 2023, the Fund incurred $3,284,655 in investment management fees.

The Adviser has entered into an Investment Consultant Agreement with Aksia CA, LLC (the “Investment Consultant”) to assist the Adviser with sourcing, evaluating, and selecting investments for the Fund’s portfolio. As the investment consultant, Aksia CA only recommends investments to the Adviser and has no involvement in investment decisions, any related negotiations, or the finalization of any investment. Currently, a high concentration of the Fund’s investments are sourced by the Investment Consultant. In consideration for services provided, the Adviser will pay the Investment Consultant a monthly fee of 0.375%, on an annualized basis, of the Fund’s average daily Managed Assets.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Fund’s aggregate monthly ordinary operating expenses, excluding certain “Specified Expenses” listed below, borne by the Fund in respect of each Class of Shares to an amount not to exceed 0.50%, on an annualized basis, of the Fund’s month-end net assets (the “Expense Cap”).

If the Fund’s aggregate monthly ordinary operating expenses, exclusive of the Specified Expenses in respect of any Class of Shares for any month, exceed the Expense Cap applicable to that Class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation Agreement. To the extent that the Adviser waives its Management Fee and/or reimburses expenses, the Adviser may, for a period not to exceed three years from the date on which a Waiver is made, recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

Specified Expenses that are not covered by the Expense Limitation Agreement and are therefore borne by shareholders of the Fund include: (i) the Management Fee; (ii) all fees and expenses of Fund Investments (including any underlying fees of the Fund Investments (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Fund Investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of common shareholders.

The Expense Limitation Agreement is in effect until July 31, 2024, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Board. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser. During the six months ended September 30, 2023, the Adviser recouped $234,284 from previously waived expenses. As of September 30, 2023, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates and amounts as outlined below:

March 31, 2025
$ 152,297

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee a retainer of $40,000 per year. In addition, the Fund pays an additional retainer of $2,500 per year to the Chairman of the Audit Committee and to the Chairman of the Nominating Committee. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

The Fund has adopted a Distribution and Service Plan with respect to Class II Shares in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class II Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class II Shares (the “Distribution and Servicing Fee”) to Foreside Financial Services, LLC (the “Distributor”) and/or other qualified recipients. Class I Shares are not subject to the Distribution and Servicing Fee. Foreside Financial Services, LLC acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Class II Shares of the Fund. For the six months ended September 30, 2023, distribution and service fees incurred are disclosed on the Statement of Operations.

The Adviser may make payments from its resources, which include a portion of the Investment Management Fee, to brokers or dealers that assist in the distribution of Shares, including brokers or dealers that may be affiliated with the Adviser.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as the Fund’s Custodian.

Certain officers and trustees of the Fund are also officers of the Adviser.

6. Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2023	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain	Ending Fair Value September 30, 2023	Investment Income
OceanSound Partners Co-Invest II, LP – Series B	$5,464,518	$—	$—	$883,661	$—	$6,348,179	$—
Overbay Fund XIV Offshore (AIV), LP	4,121,372	—	(262,855)	(768,234)	205,518	3,295,801	—
Total Non-Controlled Affiliates	$9,585,890	$—	$(262,855)	$115,427	$205,518	$9,643,980	$—

7. Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

Additional information on each restricted investment held by the Fund on September 30, 2023 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,849,875	0.7%
Adams Street 2009 Direct Fund, LP	April 1, 2022	27,979	25,799	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	28,757	29,456	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	47,251	42,798	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	102,964	137,395	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	182,568	285,271	0.1%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,452,220	1,800,219	0.4%
Adams Street 2014 Global Fund, LP	April 1, 2022	794,900	1,016,187	0.3%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	87,838	112,226	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	184,415	233,149	0.1%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	82,818	112,137	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	186,363	263,450	0.1%
AG DLI IV (Unlevered), LP	April 28, 2023	9,736,952	11,246,365	2.8%
Altor Fund IV (No. 1) AB	August 12, 2022	6,157,065	5,542,372	1.4%
AP DSB Co-Invest II, LP	July 30, 2021	1,854,927	3,617,844	0.9%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	916,547	1,058,992	0.3%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	831,226	1,185,269	0.3%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	4,891,248	1.2%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,459,561	1,799,016	0.5%
BRCE SPV I, LLC	May 22, 2020	52,838	252,953	0.1%
Butterfly Nourish Co-Invest, LP	February 3, 2023	5,004,000	4,992,607	1.3%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	4,352,560	1.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	4,439,566	5,015,890	1.3%
Coller Credit Opportunities I – Annex I, SLP	July 29, 2021	2,418,267	3,141,219	0.8%
Coller Credit Opportunities I – B, LP	January 5, 2022	2,191,206	2,514,796	0.6%
Coller International Partners VI Feeder Fund, LP – Class A	October 1, 2020	171,986	869,540	0.2%
Coller International Partners VII Feeder Fund, LP – Series B	October 1, 2020	—	1,689,160	0.4%
Constellation 2022, LP	August 12, 2022	5,010,118	5,571,456	1.4%
Corsair Amore Investors, LP	May 27, 2022	5,038,438	4,997,553	1.2%
Coyote 2021, LP	March 29, 2021	2,613,833	7,247,513	1.8%
CRG Partners III – Parallel Fund (A), LP	December 31, 2022	2,570,798	3,567,656	0.9%
Digital Alpha Solutions Fund, LP	October 28, 2022	3,550,032	5,090,461	1.3%
DSG Group Holdings, LP	September 9, 2022	5,585,674	7,658,330	1.9%
Enak Aggregator, LP	January 18, 2022	2,861,507	3,175,768	0.8%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	1,694,785	3,371,440	0.8%
Ethos Capital Investments, LP	August 16, 2023	2,051,003	4,281,803	1.1%
Falcon Co-Investment Partners, LP	January 26, 2022	2,908,067	2,894,279	0.7%

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
FFL Capital Partners V, LP	June 16, 2022	$3,854,480	$5,954,391	1.5%
Forrest Holdings I, LP – Class A	March 17, 2021	—	1,361	0.0%
Forrest Holdings I, LP – Class B	March 17, 2021	—	19,051	0.0%
Global Infrastructure Partners II-C, LP	January 14, 2022	271,175	1,207,397	0.3%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,675,189	3,526,566	0.9%
Graphite Capital Partners VIII D, LP	June 30, 2020	—	4,862,732	1.2%
ICG LP Secondaries Fund I, LP	July 31, 2023	2,361,193	3,343,667	0.8%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	4,274,762	5,469,738	1.4%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,614,697	0.7%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	8,240,000	2.1%
KH Aggregator, LP	November 30, 2020	2,601,399	4,428,026	1.1%
Lynx EBO Fund I (A), LLC	December 18, 2020	—	243,747	0.1%
OceanSound Partners Co-Invest II, LP – Series B	November 5, 2021	3,897,268	6,348,179	1.6%
OceanSound Partners Co-Invest II, LP – Series E	December 16, 2022	5,004,000	8,355,123	2.1%
OceanSound Partners Fund, LP	December 27, 2021	3,484,472	5,101,256	1.3%
Onex Fund V, LP	September 30, 2022	5,725,882	6,788,858	1.7%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	5,822,414	1.5%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	1,402,608	1,626,048	0.4%
Overbay Fund XIV (AIV III), LP	March 26, 2021	449,407	1,825,450	0.5%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	—	3,295,801	0.8%
Overbay Fund XIV Offshore, LP	January 22, 2021	939,933	2,019,387	0.5%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,557,748	1,296,260	0.3%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,961	3,808,132	1.0%
PARIOU SLP	October 14, 2022	5,055,979	5,801,933	1.5%
Pathstone Family Office, LLC	May 16, 2023	2,335,292	2,307,584	0.6%
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	July 24, 2023	6,712,871	8,554,860	2.1%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,979,371	1.2%
Planet US Buyer, LLC	January 31, 2023	2,691,778	2,715,278	0.7%
Polaris Newco	June 18, 2021	1,944,556	1,865,000	0.5%
Porcupine Holdings, LP – Class A	December 29, 2021	2,157,941	2,890,732	0.7%
Porcupine Holdings, LP – Class B	December 29, 2021	2,010,512	2,419,029	0.6%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,178,310	1.5%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,699,721	0.4%
RenaissanceRe Medici Fund Ltd.	April 28, 2023	7,004,000	7,571,971	1.9%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	5,004,000	4,748,895	1.2%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	5,004,000	4,948,909	1.2%
SANCY SLP	October 14, 2022	1,698,500	1,535,273	0.4%
Sand Trust Series 21-1A – Class SUB	November 6, 2021	916,162	666,058	0.2%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,585,110	1.6%
SEP Hamilton, LP	June 30, 2023	941,500	1,348,823	0.3%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	545,353	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	1,105,847	959,048	0.2%

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Silver Lake Strategic Investors VI, LP	June 2, 2023	$5,004,000	$4,999,970	1.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,123,995	2,701,778	0.7%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	1,183,426	1,076,741	0.3%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,849,077	4,841,465	1.2%
TKO Fund	November 4, 2022	2,905,864	3,702,685	0.9%
US Hospitality Publishers, Inc.	January 11, 2021	2,022,497	1,975,229	0.5%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,131,279	2,555,961	0.6%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,083,400	0.8%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	6,317,215	1.6%
Voloridge Fund, LP	November 1, 2020	5,670,000	5,569,640	1.4%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	258,092	43,903	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,423,828	3,767,179	0.9%
WestCap Strategic Operator Fund II, LP	July 31, 2021	4,302,832	4,296,533	1.1%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,600,000	7,897,105	2.0%
WestCap Strategic Operator U.S. Feeder Fund, LP	June 30, 2023	57,798	108,280	0.0%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,522,568	3,738,192	0.9%
Whitehorse Liquidity Partners V, LP	February 24, 2022	2,838,612	3,298,065	0.8%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,434	2,589,112	0.6%
		$248,187,469	$324,016,044	81.0%

8. Capital Share Transactions

The Fund’s Shares are generally offered for purchase once per month at the NAV per Share as of the last business day of such month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Fund has elected to implement a hybrid repurchase mechanism, where under normal circumstances, the Fund provides a limited degree of liquidity to common shareholders by conducting semi-annual repurchase offers pursuant to Rule 23c-3 of the 1940 Act (each a “Required Repurchase Offer”), as well as discretionary repurchase offers. While the Board may consider the recommendation of the Adviser, discretionary repurchase offers will be made at the sole discretion of the Board.

Each Required Repurchase Offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, common shareholders will have their Shares repurchased on a pro rata basis and tendering common shareholders will not have all of their tendered Shares repurchased by the Fund.

The Adviser also anticipates recommending to the Board that, under normal market circumstances, the Fund conduct periodic repurchase offers of no more than 5% of the Fund’s net assets generally for each calendar quarter following a Required Repurchase Offer (each, a “Discretionary Repurchase”). In determining whether the Fund should offer a Discretionary Repurchase, the Board may consider the recommendation of the Adviser as well as a variety of other operational, business and economic factors. While it is anticipated that each Discretionary Repurchase will be offered for each calendar quarter following a Required Repurchase Offer (i.e. twice per year), any Discretionary Repurchase of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. As a result, Discretionary Repurchases may be offered at any amount, as determined by the Board, or not at all. The Fund may also elect to repurchase less than the full amount that a common shareholder requests to be repurchased. In addition, the Board may under certain circumstances elect to postpone, suspend or terminate an offer to repurchase Shares.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a common shareholder at any time prior to the day immediately preceding the one-year anniversary of the common shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a common shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

During the six months ended September 30, 2023, the Fund completed two repurchase offers. The results of those were as follows:

	Required Repurchase Offer	Discretionary Repurchase Offer
Commencement Date	April 19, 2023	July 21, 2023
Repurchase Request Deadline	May 19, 2023	August 18, 2023
Repurchase Pricing Date	May 31, 2023	August 31, 2023
Repurchase Pricing Date Net Asset Value – Class I	$40.41	$42.00
Repurchase Pricing Date Net Asset Value – Class II	$40.27	$41.82
Shares Repurchased – Class I	40,415	143,676
Shares Repurchased – Class II	1,331	51,779
Value of Shares Repurchased – Class I	$1,633,326	$6,033,757
Value of Shares Repurchased – Class II	$53,613	$2,165,484
Percentage of Shares Repurchased – Class I	0.49%	1.63%
Percentage of Shares Repurchased – Class II	0.22%	8.22%
Percentage of Shares Repurchased – Total Fund	0.47%	2.07%

9. Contingencies and Commitments

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At September 30, 2023, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments as of September 30, 2023 are as follows:

Private Investments	Fair Value	Unfunded Commitments
Ethos Capital Investments, LP	$4,281,803	$2,449,574
Graphite Capital Partners VIII D, LP	4,862,732	971,488
ICG LP Secondaries Fund I, LP	3,343,667	3,765,942
ICG Ludgate Hill IV-A Leopard, LP	5,469,738	1,765,000
Pathstone Family Office, LLC	2,307,584	617,978
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	8,554,860	2,212,129
Planet US Buyer, LLC	2,715,278	222,222
Sand Trust Series 21-1A – Class SUB	666,058	1,000,000
US Hospitality Publishers, Inc.	1,975,229	132,194
WestCap Strategic Operator U.S. Feeder Fund, LP	108,280	29,446
Investments valued at the Fund’s pro rata NAV as a practical expedient[1]	249,480,300	49,929,565
	$283,765,529	$63,095,538

1         See Note 3 for investments valued at NAV as a practical expedient.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

10. Federal Tax Information

The Fund has elected and intends to continue to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified, and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of September 30. At September 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Bow River Capital Evergreen Fund
Cost of investments	$339,215,408
Gross unrealized appreciation	$78,777,297
Gross unrealized depreciation	(14,050,288)
Net unrealized appreciation/(depreciation)	$64,727,009

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

11. Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. Other Derivative Information

The average quarterly notional value of forward foreign currency contracts as of September 30, 2023 was $2,778,100. The notional value outstanding as of September 30, 2023 was $2,113,400.

The effects of forward foreign currency contracts on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations (“SOP”). The Fund engaged in forward foreign currency contracts during the year ended September 30, 2023. $9,358 of unrealized depreciation on forward currency contracts listed in the liabilities section of the SAL is subject to forward foreign exchange contract risk. $38,350 in net realized gain on forward foreign currency contracts and $21,878 in the change in unrealized depreciation on forward foreign currency contract as listed in the SOP are each subject to forward foreign exchange contract risk.

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of September 30, 2023, no master netting arrangements exist related to the Fund. The Fund’s SAL presents

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

derivative instruments on a gross basis; therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets	Derivative (Liabilities)	Net Derivative Assets (Liabilities)	Collateral Pledged		Net Amount
Counterparty	Forward Foreign Exchange Contracts	Forward Foreign Exchange Contracts		Financial Instruments	Cash
Bannockburn Global Forex, LLC	$—	$(9,358)	$(9,358)	$—	$—	$—

13. Revolving Credit Facility

The Fund has a committed revolving line of credit agreement (“Committed Credit Agreement”) and an uncommitted revolving line of credit agreement (“Uncommitted Credit Agreement”), (“Committed Credit Agreement” and “Uncommitted Credit Agreement”, together referred to as “Credit Agreements”) of $25,000,000 and $20,000,000 respectively with UMB Bank, n.a. (“UMB Bank”) effective until July 12, 2024. The Fund may borrow an amount up to the lesser of $45,000,000 or one hundred percent (100%) of the value of the Fund’s unencumbered U.S. Dollar denominated cash held at UMB Bank or its affiliates, plus ninety percent (90%) of the market or par value, whichever is less, for any U.S. Government or U.S. Agency Securities, with maturity of less than 5 years or eighty years or more, plus sixty percent (60%) of the value of the Fund’s liquid exchange-traded funds (EFTs) and other publicly-traded, liquid, investment grade equities listed on any tier of the Nasdaq Stock Market, the NYSE American or the New York Stock Exchange (NYSE), or any successor of such exchanges, plus twenty percent (20%) of the value of the Fund’s semi-liquid assets that may be liquidated within ninety (90) days. The interest rate on the borrowings from the Credit Agreements is equal to the Prime Rate minus twenty-five basis points, subject to a 3.50% rate floor, per annum. During the six months ended September 30, 2023, there were no borrowings and $39,973 in unused borrowing fees were incurred.

14. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Risk — There are inherent risks in investing in private equity companies, which are vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that private equity investors, like the Fund, may not be able to make a fully informed investment decision.

Private Credit Risk — Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Semi-Liquid Investment Risk — Semi-liquid investments do not offer investors full liquidity (i.e. such investments typically only offer monthly or quarterly liquidity).

General Economic and Market Conditions — The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020, and a transition period during which the UK and EU negotiated terms of departure ended on December 31, 2020. The departure is commonly referred to as “Brexit”. The UK and EU reached an agreement, effective January 1, 2021, on the terms of their future trading relationship, which principally relates to the trading of goods. Further discussions are expected to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets and broader global economy, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments. Market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, there could be additional risks if one or more additional EU member states seek to leave the EU.

Russia’s recent military interventions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund (or an Investment Fund) will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

Direct Investments Risk — The Fund may make direct investments on an opportunistic basis. There can be no assurance that the Fund will be given direct investment opportunities, or that any direct investment offered to the Fund would be appropriate or attractive to the Fund. Direct investments generally are more concentrated than investments in portfolio companies, which generally hold multiple portfolio companies. Due diligence will be conducted on direct investment opportunities; however, the Adviser or Investment Consultant may not have the ability to conduct the same level of due diligence applied to portfolio company investments. In addition, there may be limited opportunities to negotiate the terms of such direct investments. However, in instances where the terms of a direct investment are negotiable, such terms may be heavily negotiated and may incur additional transactional costs for the Fund. As is typical in such matters, the Adviser or Investment Consultant, as applicable, generally will rely on the portfolio company manager or sponsor offering such direct investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the direct investment.

Secondary Investments Risk — The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

Primary Fund Commitments Risk — The commitment to invest in newly created private equity funds, private credit funds, or other private funds, exposes the Fund to the risk of investing in funds with limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability to evaluate past performance or to validate the investment strategies will be limited.

Liquid Credit Instruments Risk — Investments in liquid credit instruments are subject to the risks associated with investments in high-yield credit. High-yield/high risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poor’s, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Listed Private Equity Risk — Listed private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Listed private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Listed private equity investments usually have an indefinite duration. Listed private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such vehicles. As a result, relatively little market research is performed on listed private equity companies, only limited public data may be available regarding these vehicles and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments. Listed private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, listed private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Exchange-Traded Funds Risk — The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Money Market Funds Risk — An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares — The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting semi-annual repurchase offers and periodic repurchase offers made at the sole discretion

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

of the Board, a Common Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. Furthermore, discretionary repurchases are made at the discretion of the Board and therefore, may not occur. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund, as well as periodically at the sole discretion of the Board. Shares are considerably less liquid than Shares of funds that trade on a stock exchange or Shares of open-end registered investment companies and are therefore, suitable only for investors who can bear the risks associated with illiquid shares and should be viewed as a long-term investment.

Non-Diversified Status — The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Valuation Risk — Under the 1940 Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Fund’s Valuation Designee, in accordance with the Fund’s valuation policy, which has been approved by the Board and is consistent with the Adviser’s Valuation Policy. There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser, as Valuation Designee, in accordance with the Valuation Procedures.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective. The Fund values these securities at fair value determined in good faith by the Valuation Designee in accordance with the Valuation Procedures. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments.

Capital Call Risk — The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the underlying fund. If the Fund defaults on its commitment to an underlying fund or fails to satisfy capital calls to an underlying fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the underlying fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Fund Investments (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Currency Risk — Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Foreign Investments and Emerging Markets Risk — The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

Derivatives and Hedging — The Fund may invest and trade in a variety of derivative instruments to hedge the Fund’s primary Fund Investments, including options, swaps, futures contracts, forward agreements and other derivatives contracts. Derivatives are financial instruments or arrangements in which the risk and return are related to changes in the value of other assets, reference rates or indices. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Adviser could present significant risks, including the risk of losses in excess of the amounts invested. The Fund’s ability to avoid risk through investment or trading in derivatives will depend on the ability to anticipate changes in the underlying assets, reference rates or indices.

LIBOR Risk — The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The ICE Benchmark Administrator has discontinued publishing most LIBOR and the remainder of U.S. dollar LIBOR settings ceased publication on June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Investment Funds and Fund. The effect of any changes to, or discontinuation of, LIBOR on the Investment Funds and Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers.

The transition process could lead to (i) increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR, or (ii) a reduction in the value of some LIBOR-based investments or (iii) reduced effectiveness of related Fund transactions, such as hedging. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund’s performance or NAV. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Investment Funds and Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repurchase data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

BOW RIVER CAPITAL EVERGREEN FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Pandemic Risk — In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Large Shareholder Risk — From time to time, and at present, a significant percentage of the Fund’s shares may be owned or controlled by one or more large shareholders, including shareholders that are affiliated with either the Fund, the Adviser, or both. Accordingly, in these instances, the Fund is subject to increased risks related to potential large-scale outflows as the result of participation in fund repurchase offers by these significant shareholders. Although the Fund’s structure mitigates this risk by only providing liquidity through Required Repurchases and Discretionary Repurchases, transactions to accommodate outflows associated with repurchase participation by these large shareholders could cause the fund to sell portfolio investments at inopportune times, potentially negatively affecting the Fund’s net asset value and performance. In the case of investments by affiliates of the Fund or Adviser, conflicts of interest may exist, including the possibility that the Fund will be able to attract more assets from third-party investors because of the affiliate’s investment, thereby growing the Fund and increasing the management fees received by the Adviser.

15. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, Charles Schwab and First Premier Bank, for the benefit of their customers, owned 36.92% and 33.33%, respectively, of Class I Shares and Class II Shares of the Fund.

16. Subsequent Events

Effective October 1, 2023 there were subscriptions to Class I Shares in the amount of $11,630,650 and $652,657 to Class II Shares. Effective November 1, 2023 there were subscriptions to Class I Shares in the amount of $9,627,835 and $464,000 to Class II Shares.

On November 30, 2023, the Fund completed a Required Repurchase Offer. At the time of this report mailing, the results of the offer were not known. The results of the offer will be disclosed in the annual report to shareholders dated March 31, 2024.

The Adviser entered into a Sale and Purchase Agreement dated as of November 6, 2023 with New York Life Investment Management Holdings LLC, a Delaware limited liability company (“NYLIM”), pursuant to which NYLIM will acquire a minority interest in the issued and outstanding membership interests of the Adviser.

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

BOW RIVER CAPITAL EVERGREEN FUND
ADDITIONAL INFORMATION SEPTEMBER 30, 2023 (UNAUDITED)

Proxy Voting Policy — A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-330-3350, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-330-3350, or on the SEC’s website at www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-330-3350.

Approval of Investment Management Agreement and Investment Consultant Agreement

At the regular quarterly meeting of the Board of Trustees of the Fund (the “Board”) held on September 1, 2023, by a unanimous vote, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), (the “Independent Trustees”), considered the approval of the Investment Management Agreement (the “Management Agreement”) between the Fund and Bow River Advisers, LLC (the “Adviser”), and the Investment Consultant Agreement (“Consulting Agreement”) between the Adviser and Aksia CA LLC (the “Investment Consultant”).

In advance of the Board meeting, the Independent Trustees requested and received materials from each of the Adviser and Investment Consultant to assist them in considering the approval of the Management Agreement and Consulting Agreement, respectively. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Management Agreement or Consulting Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion and full review of the materials with management of each of the Adviser and Investment Consultant. The Independent Trustees then met separately with independent counsel to the Independent Trustees to discuss the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Management Agreement and Consulting Agreement.

Adviser

Nature, Extent and Quality of Services.

The Board noted that effective at the close of business on March 31, 2023, Bow River Asset Management LLC, the Fund’s previous investment adviser, transferred its rights and obligations under the Management Agreement with the Fund to the Adviser, its majority-owned subsidiary. As a result, advisory services are provided by the Adviser but by the same portfolio management team. The Board then reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Fund under the Management Agreement, including the selection of Fund investments, the implementation of the Fund’s strategy, and the oversight of the Investment Consultant. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Adviser who provide the investment advisory and/or administrative services to the Fund. The Board also discussed the Adviser’s engagement of the Investment Consultant, for investment consultancy services. The Board determined that the Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance.

The Board reviewed and considered the investment performance of the Fund, noting that the Fund had out-performed its benchmark for the fiscal year ended March 31, 2023.

BOW RIVER CAPITAL EVERGREEN FUND
ADDITIONAL INFORMATION (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers.

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds.

The Board noted that the Fund’s advisory fee was calculated on average daily managed assets (as defined above) and its 1.75% advisory fee was comparable to the fees payable by other comparable funds identified in the provided FUSE report. They further noted that the Adviser had implemented an expense cap so that total expenses of the Fund, subject to certain exclusions, do not exceed certain limits. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale.

The Board reviewed the structure of the Fund’s investment management under the Management Agreement. The Board considered that the Adviser continued to monitor whether the Fund’s current fee level continues to reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Adviser and Affiliates.

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser from its relationship with the Fund. The Board also reviewed the Adviser’s financial condition. The Board noted that the financial condition of the Adviser appeared stable. The Board determined that the advisory fees and the compensation to the Adviser were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors.

The Board also discussed other benefits that may be received by the Adviser from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products. The Board noted that the Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

Investment Consultant

Nature, Extent and Quality of Services.

The Board reviewed and considered the nature and extent of the investment consultant services provided by the Investment Consultant to the Adviser, and therefore the Fund, under the Consulting Agreement, including the recommendation of Fund investments. The Board noted that the Investment Consultant sources investments and assists in the due diligence process, but serves as a non-discretionary consultant and has no involvement in investment decisions, any related negotiations, or the finalization of any investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Consultant, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Consultant who provide the investment consulting and/or administrative services to the Fund. The Board determined that the Investment Consultant’s key personnel are well-qualified by education and/or training and experience to perform the services for which it was responsible in an efficient and professional manner. The Board also took into account the Investment Consultant’s compliance policies and procedures. The Board concluded that the overall quality of the investment consulting services and administrative services provided was satisfactory.

Performance.

The Board considered the investment consultant experience of the Investment Consultant but noted that the Investment Consultant serves as a non-discretionary investment consultant and does not make investment decisions for the Fund. As a result, the Board concluded consideration of the Fund’s performance was not a relevant factor to their consideration of the Investment Consultant.

BOW RIVER CAPITAL EVERGREEN FUND
ADDITIONAL INFORMATION (CONTINUED) SEPTEMBER 30, 2023 (UNAUDITED)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers.

The Board reviewed the investment consultant fee paid to the Investment Consultant and noted that the Investment Consultant is paid by the Adviser out of the Adviser’s investment management fee. After reviewing the total expense ratio of the Fund, the Board concluded that the fees payable were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale.

The Board reviewed the structure of the Fund’s investment management under the Consulting Agreement, considered the Fund’s investment consultancy fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Profitability of Investment Consultant and Affiliates.

The Board considered the Investment Consultant’s assets under management and discussed the Investment Consultant’s responses regarding its financial condition and its methodology for allocating its expenses to the funds to which it provides services, including the Fund; but did not consider specific information concerning the costs incurred and profits realized by the Investment Consultant from its relationship with the Fund. The Board noted that the financial condition of Investment Consultant appeared stable. The Board determined that the compensation to the Investment Consultant was reasonable and the financial condition was adequate.

Ancillary Benefits and Other Factors.

The Board also discussed other benefits that may be received by the Investment Consultant from its service to the Fund, including, without limitation, the ability to market its consulting services for similar products in the future. The Board noted that the Investment Consultant did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the consultancy fees were reasonable in light of the fall-out benefits.

Conclusion.

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuation of each of the Management Agreement and the Consulting Agreement.

BOW RIVER CAPITAL EVERGREEN FUND
PRIVACY NOTICE

Bow River Capital Evergreen Fund (“we,” “us,” or the “Fund”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

Bow River Capital Evergreen Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, Bow River Capital Evergreen Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•     Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•     Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

Bow River Capital Evergreen Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•     Your name, address, and social security number;

•     Proprietary information regarding your beneficiaries;

•     Information regarding your earned wages and other sources of income;

•     The composition and value of your managed portfolio;

•     Historical information we receive and maintain relating to transactions made on your behalf by Bow River Capital Evergreen Fund, your custodian, or others;

•     Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom Bow River Capital Evergreen Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

BOW RIVER CAPITAL EVERGREEN FUND
PRIVACY NOTICE (CONTINUED)

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•        If you request or authorize the disclosure of the information;

•        To provide investor account services or account maintenance;

•        To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•        To perform services for the Fund, or on its behalf, to maintain business operations and services;

•        To help us to prevent fraud;

•        With attorneys, accountants, and auditors of the Fund;

•        To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, Bow River Capital Evergreen Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact John Blue, Chief Compliance Officer of Bow River Capital Evergreen Fund at jb@pineadvisorsolutions.com.

Adviser: Bow River Advisers, LLC 205 Detroit Street, Suite 800 Denver, CO 80206
Distributor: Foreside Financial Services, LLC 3 Canal Plaza #100 Portland, ME 04101

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(a) (4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bow River Capital Evergreen Fund

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 1, 2023

/s/ Derek Mullins
By: Derek Mullins
Treasurer and Chief Financial Officer
(Principal Financial Officer) December 1, 2023